Impact of Changes in Accounting Policies - Additional Information (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Lease liabilities [abstract]
Weighted average of the lessee's incremental borrowing rate	1.30%
Right of use assets recognized for leases	¥ 175,716